Related-party transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Salary and employee benefits	CAD 3	CAD 2
Termination benefits	2	2
Share-based payments	3	2
Key Management Personnel Compensation	CAD 8	CAD 6